STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of RSUs
Outstanding at the beginning of the period (in shares)	1,815,759	1,046,275
Granted (in shares)	2,865,042	1,222,131
Vested (in shares)	(586,343)	(333,865)
Forfeited (in shares)	(303,175)	(118,782)
Outstanding at the end of the period (in shares)	3,791,283	1,815,759	1,046,275
Outstanding - vested and not settled (in shares)	168,028
Outstanding - unvested (in shares)	3,623,255
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 15.42	$ 19.24
Granted (in dollars per share)	12.80	12.44
Vested (in dollars per share)	16.30	18.22
Forfeited (in dollars per share)	12.83	15.20
Outstanding at the end of the period (in dollars per share)	$ 13.61	$ 15.42	$ 19.24
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	2 years	2 years 3 months 18 days	2 years 7 months 6 days
Outstanding at the end of the period	2 years	2 years 3 months 18 days	2 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 17,310	$ 13,289
Vested (in dollars)	6,569	4,607
Outstanding at the end of the period (in dollars)	$ 55,242	$ 17,310	$ 13,289